Subsequent Events		3 Months Ended
	Jan. 18, 2021	Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
Subsequent to January 18, 2021, the Company borrowed approximately $112,701 under the Note.
Management evaluated subsequent events and transactions that occurred after the balance sheet date, up to March 1, 2021, the date that the audited financial statements were available to be issued. Based upon this review, management did not identify any subsequent events, except as noted above, that would have required adjustment or disclosure in the financial statements.

Note 11—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.